Organization and Principal Activities	3 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

1.	Organization and Principal Activities

(a)	Principal activities

Meten EdtechX Education Group Ltd. (the “Company”) was incorporated on September 27, 2019 under the law of Cayman Islands as an exempted company with limited liability.

(b)	History of the Group

The Company is authorized to issue 500,000,000 ordinary shares with a par value of $0.0001 per share. On September 27, 2019, the Company issued one ordinary share to its sole director Richard Fear for a purchase price of $0.0001. On the same day, the one ordinary share owned by Richard Fear was transferred to Guo Yupeng.

The Company was formed for the purpose of effecting the merger agreement by and among EdtechX Holdings Acquisition Corp., a Delaware corporation (“EdtechX”), the Company, Meten Education Inc., a Delaware corporation and wholly owned subsidiary of the Company (“EdtechX Merger Sub”), Meten Education Group Ltd., a Cayman Islands exempted company and wholly owned subsidiary of the Company (“Meten Merger Sub”, and together with EdtechX Merger Sub, the “Merger Subs”), and Meten International Education Group, a Cayman Islands exempted company (“Meten International”).

Upon the terms and subject to the conditions of the merger agreement and in accordance with the Delaware General Corporation Law and the Companies Law (2018 Revision) of the Cayman Islands, the Company, EdtechX, the Merger Subs and Meten International entered into a merger transaction by which (i) EdtechX Merger Sub would merge with and into EdtechX, with EdtechX being the surviving entity of the merger (the “EdtechX Merger”) and becoming a wholly-owned subsidiary of the Company (“Surviving Delaware Corporation”), and (ii) Meten Merger Sub would merge with and into Meten International, with Meten International being the surviving entity of such merger (the “Meten Merger”, and together with the EdtechX Merger, the “Mergers”) and a wholly-owned subsidiary of the Company (“Surviving Cayman Islands Company”).

The Company was a newly formed entity formed for the purpose of consummating the Mergers, and upon completion of the Mergers on March 30, 2020, the Company became the sole direct owner of EdtechX and Meten International.